Trade payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade payables and accrued liabilities
Trade payables	$ 3,169	$ 6,464
Other payable		124
Trade payables and accrued liabilities	7,207	10,890
Contract research organization
Trade payables and accrued liabilities
Trade payables	2,300	5,700
Accrued expenses	74	1,294
Other
Trade payables and accrued liabilities
Accrued expenses	3,964	3,008
iclaprim
Trade payables and accrued liabilities
Accrued expenses	$ 2,400	$ 1,300